UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2006

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Goldman Capital Management Inc.
Address: 320 Park Ave.
               New York NY 10022

Form 13F File Number:  28-10731

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Neal I Goldman
Title: President
Telephone: 212-415-7260

Signature, Place and Date of Signing:

Neal I Goldman, New York NY, August 2, 2006
Report Type (Check only one):
[ X ] 13F HOLDINGS REPORT
[     ] 13F Notice
[     ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manger:
None

Form 13F Summary Page

Report Summary:
Number of Other Included Managers:  -0-
Form 13F Information Table Entry Total: 48
Form 13F Information Table Value Total:  203,281


			                              Value	Shares/	Sh/	Put/	Invstmt	Other	Voting Authority--------
Name of Issuer              Title of	CUSIP	    (x$1000)	Prn Amt	Prn	Call	Dscretn	Managers Sole    Shared    None
 	                    Class

Abaxis Inc	                COM	002567105	6884	320360	SH		Sole	N/A	320360
American Medical Alert Corp	COM	027904101	2471	442000	SH		Sole	N/A	442000
American Safety Insurance Hold	COM	G02995101	10966	663500	SH		Sole	N/A	663500
Ap Pharma Inc	                COM	00202J104	881	602000	SH		Sole	N/A	602000
Celadon Group Inc	        COM	150838100	4364	217750	SH		Sole	N/A	217750
Columbia Laboratories Inc	COM	197779101	6826	1979815	SH		Sole	N/A	1979815
Curon Medical Inc New	        COM	231292202	350	823750	SH		Sole	N/A	823750
Dot Hill Sys Corp	        COM	25848T109	7175	2162000	SH		Sole	N/A	2162000
Endocare Inc	                COM	29264P104	125	50000	SH		Sole	N/A	50000
Ep Medsystems Inc	        COM	26881P103	1789	1220500	SH		Sole	N/A	1220500
Eplus Inc	                COM	294268107	1443	150000	SH		Sole	N/A	150000
Familymeds Group Inc	        COM	30706T100	350	500000	SH		Sole	N/A	500000
Forgent Networks Inc	        COM	34629U103	267	549000	SH		Sole	N/A	549000
Fuel-Tech Nv	                COM	359523107	7354	660000	SH		Sole	N/A	660000
Gametech International Inc	COM	36466D102	3166	349800	SH		Sole	N/A	349800
Gp Strategies Corp	        COM	36225V104	5846	776000	SH		Sole	N/A	776000
Harris Interactive Inc	        COM	414549105	2496	450500	SH		Sole	N/A	450500
Hypercom Corp	                COM	44913M105	6211	654400	SH		Sole	N/A	654400
Imergent Inc	                COM	45247Q100	21027	1674400	SH		Sole	N/A	1674400
Industrial Distribution Group 	COM	456061100	6539	772300	SH		Sole	N/A	772300
Infocrossing Inc	        COM	45664X109	5290	462123	SH		Sole	N/A	462123
Infosearch Media Inc	        COM	45677V108	307	1397500	SH		Sole	N/A	1397500
Intelli-Check Inc	        COM	45817G102	197	40000	SH		Sole	N/A	40000
Iomega Corp New	                COM	462030305	1035	424000	SH		Sole	N/A	424000
Landec Corp	                COM	514766104	2322	254000	SH		Sole	N/A	254000
Lifetime Brands Inc	        COM	53222Q103	9360	455500	SH		Sole	N/A	455500
Liquidmetal Technologies Inc	COM	53634X100	279	151000	SH		Sole	N/A	151000
Mdc Partners Inc New Cl A Subo	COM	552697104	13471	1605670	SH		Sole	N/A	1605670
Medical Nutrition Usa Inc	COM	58461X107	803	209000	SH		Sole	N/A	209000
Mosys Inc	                COM	619718109	10564	1450343	SH		Sole	N/A	1450343
Napco Security Systems Inc	COM	630402105	2202	219500	SH		Sole	N/A	219500
National Patent Development Co	COM	637132101	2263	1647000	SH		Sole	N/A	1647000
Nestor Inc New	                COM	641074505	4142	1401296	SH		Sole	N/A	1401296
Oasys Mobile Inc	        COM	67421G104	712	647300	SH		Sole	N/A	647300
Penn Treaty American Corp New	COM	707874400	6735	957429	SH		Sole	N/A	957429
Photomedex Inc	                COM	719358103	4134	3074427	SH		Sole	N/A	3074427
Premd Inc	                COM	74047Y105	162	73000	SH		Sole	N/A	73000
Progressive Gaming Internation	COM	74332S102	2826	363298	SH		Sole	N/A	363298
Rewards Network Inc	        COM	761557107	226	40700	SH		Sole	N/A	40700
Scolr Pharma Inc	        COM	78402X107	2941	592700	SH		Sole	N/A	592700
Source Interlink Companies Inc	COM	836151209	7274	622500	SH		Sole	N/A	622500
Spatialight Inc	                COM	847248101	116	50000	SH		Sole	N/A	50000
Star Scientific Inc             COM	85517P101	2097	1078000	SH		Sole	N/A	1078000
Thomas Group Inc	        COM	884402108	2352	226151	SH		Sole	N/A	226151
Trinity Biotech Plc New ADR	COM	896438306	4176	572000	SH		Sole	N/A	572000
Ultimate Software Group Inc	COM	90385D107	958	50000	SH		Sole	N/A	50000
Universal Electronics Inc	COM	913483103	13869	780125	SH		Sole	N/A	780125
World Fuel Services Corp	COM	981475106	5938	130000	SH		Sole	N/A	130000






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